The Company and Basis of Presentation (Follow-On Offering) (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended
	Feb. 12, 2018	Sep. 08, 2016	Mar. 31, 2018
Sale of Stock
Issuance of stock (in shares)	3,592,858		3,592,858
Follow On Offering
Sale of Stock
Issuance of stock (in shares)	3,142,858		3,592,858
Share price (in dollars per share)	$ 7.00		$ 7.00
Net proceeds	$ 23.1		$ 23.1
Overallotment
Sale of Stock
Issuance of stock (in shares)	450,000	27,755	450,000
Share price (in dollars per share)		$ 10.00